6 Meridian

Hedged Equity-Index Option Strategy ETF

Schedule of Investments

February 28, 2022 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 94.1%
Communication Services — 2.1%
Alphabet, Cl C *	1,235	$3,331,808
Meta Platforms, Cl A (C), *	10,700	2,258,021
		5,589,829
Consumer Discretionary — 9.6%
Amazon.com *	1,128	3,464,381
Home Depot (C)	18,523	5,850,119
Lowe's (C)	28,653	6,334,033
NIKE, Cl B	23,038	3,145,839
Target (C)	31,151	6,223,035
		25,017,407
Consumer Staples — 24.7%
Altria Group	134,874	6,917,687
Coca-Cola	56,387	3,509,527
Colgate-Palmolive	83,375	6,415,706
Costco Wholesale (C)	6,715	3,486,764
Kraft Heinz (C)	283,572	11,121,693
Mondelez International, Cl A	51,211	3,353,296
PepsiCo	39,631	6,489,180
Philip Morris International (C)	132,303	13,371,864
Procter & Gamble	21,375	3,332,149
Walmart	48,468	6,550,935
		64,548,801
Energy — 2.8%
Chevron	50,673	7,296,912

Financials — 14.9%
American Express	18,602	3,618,833
American International	57,770	3,537,835
Bank of America	72,748	3,215,462
Bank of New York Mellon	56,268	2,990,644
Capital One Financial	22,690	3,477,696
Citigroup	102,613	6,077,768
MetLife	50,151	3,387,700
Morgan Stanley	32,848	2,980,628
US Bancorp	115,239	6,515,612
Wells Fargo	61,421	3,278,039
		39,080,217
Health Care — 19.9%
AbbVie (C)	24,922	3,682,724
Bristol-Myers Squibb	104,769	7,194,487
CVS Health	96,405	9,992,378
Gilead Sciences	149,633	9,037,833
Johnson & Johnson (C)	19,981	3,288,273
Merck	83,375	6,384,858
Pfizer	193,054	9,061,955

Description	Shares	Fair Value

Health Care (continued)
UnitedHealth Group	7,291	$3,469,568
		52,112,076
Industrials — 5.2%
3M	40,791	6,063,582
Lockheed Martin	17,644	7,653,967
		13,717,549
Information Technology — 11.1%
Accenture PLC, Cl A	9,658	3,052,121
Adobe (C),*	6,369	2,978,654
Apple	19,556	3,229,087
Broadcom	5,758	3,382,480
International Business Machines(c)	25,194	3,086,517
NVIDIA (C)	27,717	6,758,790
QUALCOMM	19,276	3,315,279
Texas Instruments (C)	18,835	3,201,762
		29,004,690
Materials — 3.8%
Dow	110,501	6,515,139
DuPont de Nemours	43,842	3,392,056
		9,907,195
Total Common Stock
(Cost $243,320,726)		246,274,676

EXCHANGE-TRADED FUND — 5.0%
SPDR S&P 500 ETF Trust (C)	29,758	12,993,236

Total Exchange-Traded Fund
(Cost $13,124,377)		12,993,236

SHORT-TERM INVESTMENT — 0.9%
Invesco Government & Agency,
CI Institutional, 0.03%(A)	2,380,036	2,380,036

Total Short-Term Investment		2,380,036
(Cost $2,380,036)

Total Investments - 100.0%
(Cost $258,825,139)		$261,647,948

WRITTEN OPTION(B) * — -0.6%
Total Written Option
(Premiums Received $(1,565,138))		$(1,522,482)

Percentages are based on Net Assets of $261,688,137.

6 Meridian

Hedged Equity-Index Option Strategy ETF

Schedule of Investments

February 28, 2022 (Unaudited) (concluded)

	Number of		Exercise
Description	Contracts	Notional Amount	Price	Expiration Date	Value
WRITTEN OPTION — (0.6)%

Call Options
S&P 500 Index*	(298)	$(130,343,412)	$4,460	03/19/22	$(1,522,482)
					(1,522,482)
Total Written Option
(Premiums Received $1,565,138)					(1,522,482)

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of February 28, 2022.

(B)	Refer to table below for details on Options Contracts

(C)	All or a portion of these securities has been pledged as collateral on written options with a fair value of $31,600,635.

Cl — Class

ETF — Exchange Traded Fund

PLC — Public Limited Company

SPDR — Standard & Poor's Depositary Receipt

S&P — Standard & Poor's

As of February 28, 2022, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended February 28, 2022, there have been no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

MER-QH-001-0400

6 Meridian

Low Beta Equity Strategy ETF

Schedule of Investments

February 28, 2022 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.8%

Communication Services — 3.3%
ATN International	15,963	$532,047
Cable One	367	525,856
Charter Communications, Cl A *	943	567,479
Cogent Communications
Holdings	9,185	582,329
New York Times, Cl A	13,774	605,918
Shenandoah Telecommunications	25,823	577,144
Verizon Communications	10,782	578,670
World Wrestling Entertainment,
Cl A	11,116	658,734
		4,628,177
Consumer Discretionary — 2.8%
Dollar General	2,841	563,484
Helen of Troy *	2,823	580,606
Murphy USA	3,132	566,078
Papa John's International	4,742	506,540
Service International	9,155	557,082
Standard Motor Products	12,251	535,491
Wendy's	25,334	576,096
		3,885,377
Consumer Staples — 19.1%
Altria Group	11,452	587,373
B&G Foods	18,742	554,763
BJ's Wholesale Club Holdings *	9,604	603,803
Boston Beer, Cl A *	1,372	526,107
Brown-Forman, Cl B	8,560	558,369
Cal-Maine Foods	13,931	616,725
Casey's General Stores	3,093	581,731
Church & Dwight	5,692	556,961
Coca-Cola	9,429	586,861
Coca-Cola Consolidated	1,012	502,893
Colgate-Palmolive	7,086	545,268
Conagra Brands	16,551	578,788
Edgewell Personal Care	13,377	477,291
Flowers Foods	20,428	559,931
General Mills	8,462	570,593
Grocery Outlet Holding *	22,766	633,123
Hain Celestial Group *	15,519	564,271
Hershey	2,835	573,407
Hormel Foods	12,235	582,875
Hostess Brands, Cl A *	28,150	606,351
Ingredion	6,743	598,374
J & J Snack Foods	3,830	627,048
J M Smucker	4,200	565,950
John B Sanfilippo & Son	7,228	574,771
Kellogg	9,335	596,880

Description	Shares	Fair Value

Consumer Staples (continued)
Kraft Heinz	16,541	$648,738
Kroger	12,839	600,865
Lancaster Colony	3,739	628,937
McCormick	5,651	537,806
Mondelez International, Cl A	8,576	561,556
National Beverage	13,500	594,135
PepsiCo	3,332	545,582
Philip Morris International	5,549	560,837
Pilgrim's Pride *	20,699	488,082
Post Holdings *	5,522	580,583
Procter & Gamble	3,558	554,657
Sanderson Farms	3,164	565,059
SpartanNash	22,280	626,959
Sprouts Farmers Market *	19,952	568,233
Tootsie Roll Industries	17,589	593,629
TreeHouse Foods *	15,922	624,939
Tyson Foods, Cl A	6,511	603,309
Universal	11,275	610,091
USANA Health Sciences *	6,226	547,951
Walmart	4,125	557,535
WD-40	2,622	555,576
		26,485,566
Energy — 0.4%
DT Midstream	11,231	596,366

Financials — 7.0%
Alleghany *	836	553,365
Allstate	4,707	575,949
AMERISAFE.	11,109	523,234
Capitol Federal Financial	52,544	573,780
Cboe Global Markets	4,780	560,646
Employers Holdings	14,865	577,654
Encore Capital Group *	8,689	573,387
FirstCash Holdings	8,237	593,394
Hanover Insurance Group	4,081	569,340
Hartford Financial Services
Group	8,151	566,331
Horace Mann Educators	14,465	601,600
KKR Real Estate Finance Trust ‡	27,256	585,186
Mercury General	10,934	601,370
PRA Group *	12,681	565,953
Progressive	5,270	558,251
RenaissanceRe Holdings	3,717	560,449
Safety Insurance Group	6,688	558,047
		9,697,936
Health Care — 22.1%
AbbVie	4,086	603,788
Allscripts Healthcare Solutions *	27,863	542,214
AmerisourceBergen, Cl A	4,207	599,624
Amgen	2,587	585,904

6 Meridian

Low Beta Equity Strategy ETF

Schedule of Investments

February 28, 2022 (Unaudited) (continued)

Description	Shares	Fair Value

Health Care (continued)
AMN Healthcare Services *	5,537	$587,697
Amphastar Pharmaceuticals *	22,956	636,111
Anika Therapeutics *	19,154	622,505
Anthem	1,287	581,531
Baxter International	6,628	563,181
Becton Dickinson	2,137	579,725
Bristol-Myers Squibb	8,845	607,386
Bruker	8,492	597,582
Cardinal Health	11,062	597,459
Centene *	7,134	589,411
Cerner	6,284	585,983
Chemed	1,229	587,818
Cigna	2,596	617,277
Collegium Pharmaceutical *	31,670	616,615
Computer Programs and
Systems *	20,736	638,254
CorVel *	3,832	609,518
CVS Health	5,298	549,138
DaVita *	5,257	592,832
Eagle Pharmaceuticals *	12,894	611,047
Encompass Health	9,540	629,830
Gilead Sciences	8,996	543,358
HealthStream *	24,122	494,260
Humana	1,337	580,686
ICU Medical *	2,707	640,828
Innoviva *	36,754	706,044
Jazz Pharmaceuticals *	4,078	560,399
Johnson & Johnson	3,349	551,145
Laboratory Corp of America
Holdings *	2,071	561,779
LivaNova *	7,838	617,791
Masimo *	2,585	407,008
Merck	7,317	560,336
Meridian Bioscience *	23,971	606,466
Mesa Laboratories	2,139	546,151
Molina Healthcare *	1,923	590,111
Neurocrine Biosciences *	7,084	636,639
Omnicell *	3,789	489,842
Orthofix Medical *	18,996	645,485
Pacira BioSciences *	8,931	595,608
Perrigo PLC	15,667	556,492
Pfizer	10,846	509,111
Prestige Consumer Healthcare *	9,854	586,609
Quest Diagnostics	4,287	562,754
Quidel *	5,814	615,063
Repligen *	2,860	562,562
Supernus Pharmaceuticals *	18,584	593,759
Syneos Health, Cl A *	6,398	506,722
Tandem Diabetes Care *	4,906	552,563
United Therapeutics *	2,851	473,836
Vertex Pharmaceuticals *	2,375	546,298
		30,732,135
Description	Shares	Fair Value

Industrials — 9.4%
3M	3,576	$531,572
Aerojet Rocketdyne Holdings	15,515	601,206
CACI International, Cl A *	2,266	634,004
CH Robinson Worldwide	6,478	626,293
Forrester Research *	10,791	560,377
FTI Consulting *	3,902	569,692
Heartland Express	39,835	572,031
Knight-Swift Transportation
Holdings, Cl A	10,303	561,307
L3Harris Technologies	2,695	679,975
Lockheed Martin	1,476	640,289
ManTech International, Cl A	7,120	593,594
Marten Transport	34,524	595,539
MDU Resources Group	20,155	539,549
Northrop Grumman	1,554	687,086
NV5 Global *	5,658	606,821
Science Applications
International	6,927	607,429
SPX FLOW	6,716	576,837
Stericycle *	9,860	575,430
Toro	5,984	561,359
UniFirst	3,179	576,194
Waste Management	3,963	572,257
Werner Enterprises	13,052	567,240
		13,036,081
Information Technology — 5.7%
Aspen Technology *	3,968	604,764
Coherent *	2,254	595,777
CSG Systems International	10,028	618,928
EVERTEC	13,598	548,815
ExlService Holdings *	4,697	567,351
Genpact	11,787	493,168
International Business Machines	4,191	513,439
Knowles *	27,114	590,543
Mimecast *	7,229	574,922
NortonLifeLock	20,834	603,769
OSI Systems *	7,273	586,713
Qualys *	4,455	558,256
TTM Technologies *	42,675	536,425
Western Union	31,688	576,088
		7,968,958
Materials — 5.1%
AptarGroup	4,987	607,815
Balchem	4,120	569,961
Ball	6,135	550,555
Ferro *	26,344	572,455
International Paper	12,285	534,766
NewMarket	1,927	612,323
Newmont	9,433	624,465
Packaging Corp of America	3,919	576,838
Royal Gold	5,622	681,723

6 Meridian

Low Beta Equity Strategy ETF

Schedule of Investments

February 28, 2022 (Unaudited) (continued)

Description	Shares	Fair Value

Materials (continued)
RPM International	6,650	$562,391
Silgan Holdings	13,025	545,487
Sonoco Products	10,193	598,533
		7,037,312
Real Estate — 9.5%
Apartment Income ‡	10,891	562,085
Camden Property Trust ‡	3,457	570,785
CareTrust ‡	29,342	513,485
Centerspace ‡	6,207	583,396
Community Healthcare Trust ‡	13,346	556,528
Corporate Office Properties
Trust ‡	22,984	602,411
Easterly Government Properties,
Cl A ‡	28,164	586,374
Extra Space Storage ‡	2,853	536,792
First Industrial Realty Trust ‡	9,536	549,083
Four Corners Property Trust ‡	21,932	578,566
Getty Realty ‡	20,190	556,235
Independence Realty Trust ‡	24,336	614,971
Industrial Logistics Properties
Trust ‡	25,378	567,706
Lexington Realty Trust ‡	38,143	589,691
LTC Properties ‡	17,169	580,827
National Retail Properties ‡	13,346	568,673
NexPoint Residential Trust ‡	7,410	629,627
Omega Healthcare Investors ‡	21,133	595,317
Physicians Realty Trust ‡	32,979	536,239
PS Business Parks ‡	3,520	560,701
Public Storage ‡	1,584	562,352
Uniti Group ‡	49,941	647,734
Washington Real Estate
Investment Trust ‡	23,704	553,725
		13,203,303
Utilities — 15.4%
ALLETE	9,082	571,621
Alliant Energy	9,721	567,706
Ameren	6,616	568,645
American Electric Power	6,446	584,330
American States Water	6,475	544,936
American Water Works	3,696	558,429
Avista	13,011	580,681
Black Hills	8,849	619,341
California Water Service Group	9,621	547,724
Chesapeake Utilities	4,355	578,997
CMS Energy	8,887	568,857
Consolidated Edison	6,677	572,686
Dominion Energy	7,169	570,151
DTE Energy	4,789	582,295
Duke Energy	5,514	553,661
Evergy	8,812	549,957
Eversource Energy	6,551	535,872
Description	Shares	Fair Value

Utilities (continued)
FirstEnergy	13,898	$581,631
Hawaiian Electric Industries	13,689	560,975
IDACORP	5,352	556,340
Middlesex Water	5,917	591,640
National Fuel Gas	9,708	604,226
New Jersey Resources	14,374	626,994
NiSource	19,584	566,565
Northwest Natural Holding	12,238	636,498
NorthWestern	9,895	598,450
OGE Energy	15,227	571,774
PNM Resources	12,647	571,265
PPL	19,545	511,493
Public Service Enterprise Group	8,625	559,159
South Jersey Industries	23,039	781,714
Southern	8,368	541,995
Spire	9,022	605,466
UGI	13,768	529,242
Unitil	11,284	569,729
WEC Energy Group	6,073	551,914
Xcel Energy	8,357	562,677
		21,335,636
Total Common Stock
(Cost $132,856,783)		138,606,847

SHORT-TERM INVESTMENT — 0.2%
Invesco Government & Agency,
CI Institutional, 0.03%(A)	215,385	215,385

Total Short-Term Investment
(Cost $215,385)		215,385

Total Investments - 100.0%
(Cost $133,072,168)		$138,822,232

Percentages are based on Net Assets of $138,771,902.

*	Non-income producing security.

‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of February 28, 2022.

Cl — Class

PLC — Public Limited Company

As of February 28, 2022, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

6 Meridian

Low Beta Equity Strategy ETF
 Schedule

of Investments

February 28, 2022 (Unaudited) (continued)

For the period ended February 28, 2022, there have been no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

MER-QH-001-0400

6 Meridian

Mega Cap Equity ETF

Schedule of Investments

February 28, 2022 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.7%

Communication Services — 2.3%
Alphabet, Cl C *	807	$2,177,141
Meta Platforms, Cl A *	6,980	1,472,989
		3,650,130
Consumer Discretionary — 10.1%
Amazon.com *	736	2,260,447
Home Depot	12,078	3,814,595
Lowe's	18,684	4,130,285
NIKE, Cl B	15,022	2,051,254
Target	20,313	4,057,928
		16,314,509
Consumer Staples — 26.1%
Altria Group	87,940	4,510,443
Coca-Cola	36,766	2,288,316
Colgate-Palmolive	54,361	4,183,079
Costco Wholesale	4,379	2,273,796
Kraft Heinz	184,883	7,251,112
Mondelez International, Cl A	33,392	2,186,508
PepsiCo	25,840	4,231,041
Philip Morris International	86,261	8,718,400
Procter & Gamble	13,939	2,172,951
Walmart	31,604	4,271,596
		42,087,242
Energy — 3.0%
Chevron	33,039	4,757,616

Financials — 15.8%
American Express	12,131	2,359,964
American International	37,668	2,306,788
Bank of America	47,434	2,096,583
Bank of New York Mellon	36,687	1,949,914
Capital One Financial	14,795	2,267,630
Citigroup	66,906	3,962,842
MetLife	32,700	2,208,885
Morgan Stanley	21,420	1,943,651
US Bancorp	75,136	4,248,190
Wells Fargo	40,046	2,137,255
		25,481,702
Health Care — 21.1%
AbbVie	16,252	2,401,558
Bristol-Myers Squibb	68,312	4,690,985
CVS Health	62,857	6,515,128
Gilead Sciences	97,559	5,892,564
Johnson & Johnson	13,030	2,144,347
Merck	54,361	4,162,965
Pfizer	125,868	5,908,244
Description	Shares	Fair Value
Health Care (continued)
UnitedHealth Group	4,753	$2,261,810
		33,977,601
Industrials — 5.6%
3M	26,598	3,953,793
Lockheed Martin	11,507	4,991,736
		8,945,529
Information Technology — 11.7%
Accenture PLC, Cl A	6,300	1,990,926
Adobe *	4,154	1,942,743
Apple	12,752	2,105,610
Broadcom	3,757	2,207,012
International Business Machines	16,429	2,012,717
NVIDIA	18,075	4,407,589
QUALCOMM	12,570	2,161,914
Texas Instruments	12,282	2,087,817
		18,916,328
Materials — 4.0%
Dow	72,048	4,247,950
DuPont de Nemours	28,586	2,211,699
		6,459,649
Total Common Stock
(Cost $158,656,394)		160,590,306

SHORT-TERM INVESTMENT — 0.3%
Invesco Government & Agency,
CI Institutional, 0.03%(A)	456,089	456,089

Total Short-Term Investment
(Cost $456,089)		456,089

Total Investments - 100.0%
(Cost $159,112,483)		$161,046,395

Percentages are based on Net Assets of $161,038,745.

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of February 28, 2022.

Cl — Class

PLC — Public Limited Company

As of February 28, 2022, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended February 28, 2022, there have been no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels, and other significant

6 Meridian

Mega Cap Equity ETF

Schedule of Investments

February 28, 2022 (Unaudited) (concluded)

accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

MER-QH-001-0400

6 Meridian

Small Cap Equity ETF

Schedule of Investments

February 28, 2022 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.8%

Communication Services — 1.1%
Thryv Holdings *	23,175	$704,520

Consumer Discretionary — 20.4%
Asbury Automotive Group *	4,360	846,319
Buckle	19,562	704,232
Cato, Cl A	43,743	769,877
Century Communities	11,185	712,708
Conn's *	30,961	567,825
Ethan Allen Interiors	28,381	739,609
Genesco *	11,511	738,431
G-III Apparel Group *	26,479	734,527
Group 1 Automotive	4,260	775,021
Haverty Furniture	24,476	695,363
LGI Homes *	5,737	723,608
MarineMax *	15,377	703,652
Movado Group	19,324	761,753
Perdoceo Education *	67,281	704,432
Shoe Carnival	22,115	644,873
Sturm Ruger	10,852	785,793
Vista Outdoor *	18,088	659,308
Zumiez *	16,585	737,867
		13,005,198
Consumer Staples — 12.3%
B&G Foods	22,748	673,341
Cal-Maine Foods	17,902	792,521
Coca-Cola Consolidated	1,251	621,659
Hostess Brands, Cl A *	34,853	750,734
J & J Snack Foods	4,779	782,417
John B Sanfilippo & Son	8,986	714,567
Tootsie Roll Industries	21,718	732,983
TreeHouse Foods *	19,319	758,271
USANA Health Sciences *	7,622	670,812
Vector Group	64,548	723,583
WD-40	3,230	684,405
		7,905,293
Financials — 15.4%
Ambac Financial Group *	50,330	645,734
BankUnited	16,671	736,858
Customers Bancorp *	11,947	735,338
Enova International *	18,447	752,084
Greenhill	38,975	689,078
HomeStreet	14,689	755,895
KKR Real Estate Finance Trust ‡	33,863	727,039
Meta Financial Group	12,402	686,947
Piper Sandler	4,806	711,336
PRA Group *	15,725	701,807
Description	Shares	Fair Value
Financials (continued)
S&T Bancorp	23,063	$717,029
Safety Insurance Group	8,314	693,720
Stewart Information Services	9,649	654,974
Virtus Investment Partners	2,855	686,970
		9,894,809
Health Care — 11.6%
Amphastar Pharmaceuticals *	28,113	779,011
Collegium Pharmaceutical *	40,247	783,609
Eagle Pharmaceuticals *	16,028	759,567
HealthStream *	29,886	612,364
Innoviva *	93,308	1,792,447
iTeos Therapeutics *	20,346	735,101
Mesa Laboratories	2,643	674,837
Omnicell *	4,708	608,650
Prestige Consumer Healthcare *	11,660	694,120
		7,439,706
Industrials — 9.3%
Aerojet Rocketdyne Holdings	18,801	728,539
Boise Cascade	8,911	712,345
Encore Wire	6,329	736,822
Heartland Express	48,852	701,515
Heidrick & Struggles
International	16,306	697,082
ManTech International, Cl A	9,683	807,271
Matson	7,545	835,760
Mueller Industries	12,874	734,462
		5,953,796
Information Technology — 4.5%
CSG Systems International	12,494	771,130
OSI Systems *	8,928	720,222
TTM Technologies *	52,090	654,771
Xperi Holding	43,797	758,564
		2,904,687
Materials — 4.5%
AdvanSix	17,477	700,129
Ferro *	32,732	711,265
SunCoke Energy	95,487	757,212
Trinseo	13,411	696,836
		2,865,442
Real Estate — 11.4%
Centerspace ‡	7,706	724,287
Community Healthcare Trust ‡	16,524	689,051
Easterly Government Properties,
Cl A ‡	34,668	721,788
Getty Realty ‡	24,764	682,248
Independence Realty Trust ‡	30,304	765,782
Industrial Logistics Properties
Trust ‡	31,478	704,163

6 Meridian

Small Cap Equity ETF

Schedule of Investments

February 28, 2022 (Unaudited) (concluded)

Description	Shares	Fair Value
Real Estate (continued)
Lexington Realty Trust ‡	47,022	$726,960
LTC Properties ‡	20,930	708,062
NexPoint Residential Trust ‡	9,144	776,965
Realogy Holdings *	44,339	806,083
		7,305,389
Utilities — 9.3%
American States Water	7,974	671,092
Avista	16,158	721,132
California Water Service Group	11,821	672,970
Chesapeake Utilities	5,368	713,676
Middlesex Water	7,401	740,025
Northwest Natural Holding	15,037	782,074
South Jersey Industries	28,494	966,802
Unitil	14,023	708,021
		5,975,792
Total Common Stock
(Cost $59,838,307)		63,954,632

SHORT-TERM INVESTMENT — 0.3%
Invesco Government & Agency,
CI Institutional, 0.03%(A)	181,222	181,222

Total Short-Term Investment
(Cost $181,222)		181,222

Total Investments - 100.1%
(Cost $60,019,529)		$64,135,854

Percentages are based on Net Assets of $64,089,648.

‡	Real Estate Investment Trust

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of February 28, 2022.

Cl — Class

As of February 28, 2022, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended February 28, 2022, there have been no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

MER-QH-001-0400

6 Meridian

Quality Growth ETF

Schedule of Investments

February 28, 2022 (Unaudited) (concluded)

Description	Shares	Fair Value

COMMON STOCK — 99.8%

Communication Services — 10.2%
Alphabet, Cl A *	479	$1,293,846
Cargurus, Cl A *	1,062	51,454
Meta Platforms, Cl A *	5,929	1,251,197
Pinterest, Cl A *	5,966	159,590
		2,756,087
Consumer Discretionary — 12.1%
Columbia Sportswear	329	30,505
Deckers Outdoor *	291	83,994
Lululemon Athletica *	1,214	388,407
NIKE, Cl B	8,267	1,128,859
NVR *	32	158,670
Pool	391	179,305
Revolve Group, Cl A *	666	31,588
Shutterstock	231	20,912
Skyline Champion *	494	33,217
Sleep Number *	211	13,863
Target	4,600	918,942
Wayfair, Cl A *	967	136,222
Williams-Sonoma	709	102,705
YETI Holdings *	772	47,524
		3,274,713
Consumer Staples — 4.3%
Church & Dwight	2,448	239,537
Freshpet *	409	38,949
Hershey	2,015	407,555
Lancaster Colony	191	32,128
Medifast	106	19,716
Monster Beverage *	3,742	315,825
Nu Skin Enterprises, Cl A	470	21,803
Sanderson Farms	209	37,325
Sprouts Farmers Market *	1,086	30,929
WD-40	134	28,393
		1,172,160
Energy — 0.3%
Texas Pacific Land	61	72,513

Financials — 2.6%
Cohen & Steers	237	19,259
FactSet Research Systems	369	149,847
Houlihan Lokey, Cl A	656	67,476
MarketAxess Holdings	345	131,593
Moelis, Cl A	715	34,470
T Rowe Price Group	2,149	310,660
		713,305
Health Care — 28.4%
Abbott Laboratories	9,372	1,130,450
Description	Shares	Fair Value
Health Care (continued)
ABIOMED *	438	$136,104
Align Technology *	729	372,854
Chemed	150	71,744
Corcept Therapeutics *	998	22,245
CorVel *	92	14,634
Edwards Lifesciences *	6,131	688,940
Fulgent Genetics *	184	11,463
Globus Medical, Cl A *	991	69,687
Incyte *	1,811	123,691
Intuitive Surgical *	3,411	990,316
Masimo *	504	79,355
Mettler-Toledo International *	222	312,741
Neogen *	1,060	37,842
Neurocrine Biosciences *	907	81,512
Regeneron Pharmaceuticals *	1,024	633,201
ResMed	1,425	351,619
STAAR Surgical *	455	36,091
Tenet Healthcare *	1,114	95,793
UnitedHealth Group	2,486	1,183,012
Veeva Systems, Cl A *	1,485	340,139
Vericel *	436	17,968
Vertex Pharmaceuticals *	2,507	576,660
West Pharmaceutical Services	728	281,794
		7,659,855
Industrials — 7.7%
AAON	420	24,595
Copart *	2,095	257,433
Expeditors International of
Washington	1,684	174,058
Exponent	555	52,592
Fastenal	5,966	307,011
Graco	1,675	120,751
Kforce	194	14,585
Landstar System	386	59,602
Mueller Industries	548	31,263
Old Dominion Freight Line	1,131	355,168
Robert Half International	1,038	124,861
Rollins	2,360	77,007
Simpson Manufacturing	428	50,722
Toro	1,030	96,624
Trex *	1,161	106,627
Vicor *	287	21,459
WW Grainger	455	217,062
		2,091,420
Information Technology — 33.7%
Accenture PLC, Cl A	3,489	1,102,594
Adobe *	2,366	1,106,531
Apple	7,767	1,282,487
Arista Networks *	2,269	278,474
Aspen Technology *	656	99,981
Badger Meter	288	28,630

6 Meridian

Quality Growth ETF

Schedule of Investments

February 28, 2022 (Unaudited) (concluded)

Description	Shares	Fair Value
Information Technology (continued)
Cadence Design Systems *	2,690	$407,347
CommVault Systems *	420	26,422
Gartner *	774	217,045
Intuit	1,981	939,727
Jack Henry & Associates	724	128,003
Manhattan Associates *	618	82,614
Microsoft	4,430	1,323,640
Monolithic Power Systems	424	194,489
Power Integrations	544	48,960
Qualys *	329	41,227
SPS Commerce *	344	44,668
Texas Instruments	6,822	1,159,672
Ubiquiti	66	16,757
Zebra Technologies, Cl A *	534	220,724
Zoom Video Communications,
Cl A *	2,427	321,820
		9,071,812
Materials — 0.4%
Balchem	321	44,407
Louisiana-Pacific	867	62,381
		106,788
Real Estate — 0.1%
eXp World Holdings	655	17,515

Total Common Stock
(Cost $29,192,556)		26,936,168

SHORT-TERM INVESTMENT — 0.3%
Invesco Government & Agency,
CI Institutional, 0.03%(A)	76,976	76,976

Total Short-Term Investment
(Cost $76,976)		76,976

Total Investments - 100.1%
(Cost $29,269,532)		$27,013,144

Percentages are based on Net Assets of $26,994,899.

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of February 28, 2022.

Cl — Class

PLC — Public Limited Company

As of February 28, 2022, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended February 28, 2022, there have been no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

MER-QH-001-0400